Notes to the Consolidated Statements of Financial Position - Summary of Contract Liabilities (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Contract liabilities [abstract]
Contract liabilities	€ 4.7	€ 5.7